Events occurred after the reporting date (Details) - USD ($) $ in Thousands	Jan. 27, 2026	Jan. 22, 2026
Hybrid Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of bonds, notes and debentures		$ 600,000
Tax Refund Received | Nova Andino Lito SpA
Disclosure of non-adjusting events after reporting period [line items]
Income taxes paid (refund)	$ (139)